License Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
License Agreement

(8) LICENSE AGREEMENT

Exclusive (Equity) Agreement with The Board of Trustees of the Leland Stanford Junior University

In March 2015, the Company entered into a license agreement, or the Stanford Agreement, with the Board of Trustees of the Leland Stanford Junior University, or Stanford, under which the Company obtained a worldwide, royalty-bearing, sublicensable license under certain patents relating to the Company’s current product candidates, to develop, manufacture and commercialize products for use in certain licensed fields, the scope of which would include the application of the licensed intellectual property in oncology. The license granted to the Company in the Stanford Agreement includes an exclusive grant, subject to certain pre-existing non-exclusive or exclusive rights that Stanford retained for grant to third parties with respect to certain categories of the licensed patents in certain fields of use and retained rights by Stanford and all other nonprofit institutions to use and practice the licensed patents and technology for internal research and other nonprofit purposes. The license granted to the Company in the Stanford Agreement also includes non-exclusive grants to certain Stanford patents.

In consideration for the rights granted to the Company under the Stanford Agreement, the Company paid Stanford a nonrefundable license royalty and reimbursed Stanford for past patent expenses, together totaling less than $0.1 million, and granted Stanford a specified number of shares of common stock of the Company. In addition, the Company is obligated to pay Stanford ongoing patent expenses and an annual license maintenance fee, which are nominal and will be creditable against any royalties payable to Stanford in the applicable year. The Company is required to make milestone payments up to an aggregate of $5.0 million in respect of a specified number of licensed products that successfully satisfy certain clinical and regulatory milestones. No milestone payments have been made through September 30, 2020. The Company also agreed to pay Stanford tiered royalties on a specified percentage of net sales made by the Company, its affiliates and its sublicensees of licensed products at rates ranging within low single-digit percentages, subject to certain reductions and offsets. The license, on a licensed product-by-licensed product and country-by-country basis, shall become royalty-free and fully paid-up upon the later of the date on which the last valid claim included in the exclusively or non-exclusively licensed patents expires and ten years after the first commercial sale of the licensed product in such country.

The Company may terminate the Stanford Agreement, on a licensed product-by-licensed product basis, at any time for any reason by providing at least 60 days’ written notice to Stanford. Stanford may terminate the Stanford Agreement, if the Company is in breach of any provision of the Stanford Agreement and fails to remedy such breach within 60 days after written notice of such breach by Stanford. In addition, Stanford has the right to terminate the Stanford Agreement, on a licensed product-by-licensed product basis, if the Company is not diligently developing and commercializing such licensed product under certain conditions or if the Company fails to achieve specified development milestones for such licensed product by certain dates, subject to the Company’s extension rights.

Commercial License Agreement with Selexis SA

In June 2016, the Company entered into a license agreement with Selexis SA, or Selexis, under which the Company obtained a worldwide, royalty-bearing, sublicensable license under certain patents, know-how and other intellectual property, to use Selexis generated cell lines to manufacture ALX148 and to make, use and sell licensed product containing such compound in all fields of use. The rights granted under this agreement include the rights to grant sublicenses to contractors or other collaboration partners, in each case to develop production processes or manufacture licensed product containing ALX148.

In consideration for the rights granted to the Company under the agreement, the Company paid Selexis a nominal one-time fee and will pay Selexis an annual maintenance fee. The Company also agreed to pay Selexis milestone payments up to an aggregate of 1.2 million Swiss Francs in respect of all licensed products developed and/or commercialized under the grant that successfully satisfies certain milestone events. The Company also agreed to pay Selexis a flat royalty of a very low single-digit percentage on net sales made by the Company, its affiliates and sublicensees of products. This royalty obligation, on a product-by-product and country-by-country basis, shall terminate and become fully paid-up upon the passing of ten years after the first commercial sale of the product in such country, or the Company’s exercise of the royalty buyout option exercisable at any time prior to the first commercial sale of a licensed product.

The Company may terminate the license agreement at any time for any reason with at least 60 days’ written notice to Selexis. Either party may terminate the license agreement if the other party enters into a bankruptcy event or in the event of a material breach of the agreement (that cannot be cured or remains uncured for 60 days after the date that the defaulting party is provided with written notice of such breach). The Company’s obligations to pay royalties that are accrued or accruable will survive any termination of the agreement, and in certain circumstances the licenses granted under the agreement will terminate unless they have become fully paid up as described in the previous paragraph.

Commercial Antibody Agreement with Crystal Bioscience Inc. (Now a Subsidiary of Ligand Pharmaceuticals Incorporated)

In March 2017, the Company entered into an agreement with Crystal Bioscience Inc. (now a subsidiary of Ligand Pharmaceuticals Incorporated), or Crystal, under which the Company obtained an assignment of certain patents, covering certain SIRPa antibodies. Under this agreement, the Company also received a worldwide, royalty-bearing non-exclusive license, with the right to grant sublicenses through multiple tiers of sublicenses, under certain of Crystal’s background patents and know-how necessary to commercialize the rights under the assigned patents.

In consideration for the rights granted to the Company under the agreement, it agreed to pay Crystal milestone payments up to $11.1 million in respect of all licensed products developed under the assigned patents, that successfully satisfy certain clinical and regulatory milestones, each milestone being paid only once for all products. The Company also agreed to pay Crystal tiered royalties on net sales made by the Company, its affiliates and sublicensees of products at rates ranging within low single-digit percentages, subject to certain potential reductions. This royalty obligation, on a product-by-product and country-by-country basis, shall terminate and become fully paid-up upon the later of the date on which the last valid claim included in the licensed patents expires and ten years after the first commercial sale of the product in such country.

The Company agreed to use commercially reasonable efforts to develop and commercialize licensed products, including meeting defined development milestones by certain specified dates.

The Company may terminate the agreement at any time for any reason with at least 60 days’ written notice to Crystal. Either party may terminate the agreement if the other party enters into a bankruptcy event or in the event of material breach of the agreement (that remains uncured for 60 days after the date that it is provided with written notice of such breach). The Company’s obligations to pay royalties and milestone payments which accrued pre-termination or accrue post-termination will survive any termination.

Predecessor Company
License Agreement
(9)	LICENSE AGREEMENT

Exclusive (Equity) Agreement with The Board of Trustees of the Leland Stanford Junior University

In March 2015, the Company entered into a license agreement, or the Stanford Agreement, with the Board of Trustees of the Leland Stanford Junior University, or Stanford, under which the Company obtained a worldwide, royalty-bearing, sublicensable license under certain patents relating to the Company’s current product candidates, to develop, manufacture and commercialize products for use in certain licensed fields, the scope of which would include the application of the licensed intellectual property in oncology. The license granted to the Company in the Stanford Agreement includes an exclusive grant, subject to certain pre-existing non-exclusive or exclusive rights that Stanford retained for grant to third parties with respect to certain categories of the licensed patents in certain fields of use and retained rights by Stanford and all other nonprofit institutions to use and practice the licensed patents and technology for internal research and other nonprofit purposes. The license granted to the Company in the Stanford Agreement also includes non-exclusive grants to certain Stanford patents.

In consideration for the rights granted to the Company under the Stanford Agreement, the Company paid Stanford a nonrefundable license royalty and reimbursed Stanford for past patent expenses, together totaling less than $0.1 million, and granted Stanford a specified number of ordinary shares of the Company. In addition, the Company is obligated to pay Stanford ongoing patent expenses and an annual license maintenance fee, which are nominal and will be creditable against any royalties payable to Stanford in the applicable year. The Company is required to make milestone payments up to an aggregate of $5.0 million in respect of a specified number of licensed products that successfully satisfy certain clinical and regulatory milestones. No milestone payments have been made through December 31, 2019. The Company also agreed to pay Stanford tiered royalties on a specified percentage of net sales made by the Company, its affiliates and its sublicensees of licensed products at rates ranging within low single-digit percentages, subject to certain reductions and offsets. The license, on a licensed product-by-licensed product and country-by-country basis, shall become royalty-free and fully paid-up upon the later of the date on which the last valid claim included in the exclusively or non-exclusively licensed patents expires and ten years after the first commercial sale of the licensed product in such country.

The Company may terminate the Stanford Agreement, on a licensed product-by-licensed product basis, at any time for any reason by providing at least 60 days’ written notice to Stanford. Stanford may terminate the Stanford Agreement, if the Company is in breach of any provision of the Stanford Agreement and fail to remedy such breach within 60 days after written notice of such breach by Stanford. In addition, Stanford has the right to terminate the Stanford Agreement, on a licensed product-by-licensed product basis, if the Company is not diligently developing and commercializing such licensed product under certain conditions or if the Company fails to achieve specified development milestones for such licensed product by certain dates, subject to the Company’s extension rights.

Commercial License Agreement with Selexis SA

In June 2016, the Company entered into a license agreement with Selexis SA, or Selexis, under which the Company obtained a worldwide, royalty-bearing, sublicensable license under certain patents, know-how and other intellectual property, to use Selexis generated cell lines to manufacture ALX148 and to make, use and sell licensed products containing such compound in all fields of use. The rights granted under this agreement include the rights to grant sublicenses to contractors or other collaboration partners, in each case to develop production processes or manufacture licensed products containing ALX148.

In consideration for the rights granted to the Company under the agreement, the Company paid Selexis a nominal one-time fee and will pay Selexis an annual maintenance fee. The Company also agreed to pay Selexis milestone payments up to an aggregate of 1.2 million Swiss Francs in respect of all licensed products developed and/or commercialized under the grant that successfully satisfies certain milestone events. The Company also agreed to pay Selexis a flat royalty of a very low single-digit percentage on net sales made by the Company, its affiliates and sublicensees of products. This royalty obligation, on a product-by-product and country-by-country basis, shall terminate and become fully paid-up upon the passing of ten years after the first commercial sale of the product in such country, or the Company’s exercise of the royalty buyout option exercisable at any time prior to the first commercial sale of a licensed product.

The Company may terminate the license agreement at any time for any reason with at least 60 days’ written notice to Selexis. Either party may terminate the license agreement if the other party enters into a bankruptcy event or in the event of a material breach of the agreement (that cannot be cured or remains uncured for 60 days after the date that the defaulting party is provided with written notice of such breach). The Company’s obligations to pay royalties that are accrued or accruable will survive any termination of the agreement, and in certain circumstances the licenses granted under the agreement will terminate unless they have become fully paid up as described in the previous paragraph.

Commercial Antibody Agreement with Crystal Bioscience, Inc. (Now a Subsidiary of Ligand Pharmaceuticals Incorporated)

In March 2017, the Company entered into an agreement with Crystal Bioscience, Inc. (now a subsidiary of Ligand Pharmaceuticals Incorporated), or Crystal, under which the Company obtained an assignment of certain patents, covering certain SIRPa antibodies. Under this agreement, the Company also received a worldwide, royalty-bearing non-exclusive license, with the right to grant sublicenses through multiple tiers of sublicenses, under certain of Crystal’s background patents and know-how necessary to commercialize the rights under the assigned patents.

In consideration for the rights granted to the Company under the agreement, it agreed to pay Crystal milestone payments up to $11.1 million in respect of all licensed products developed under the assigned patents, that successfully satisfy certain clinical and regulatory milestones, each milestone being paid only once for all products. The Company also agreed to pay Crystal tiered royalties on net sales made by the Company, its affiliates and sublicensees of products at rates ranging within low single-digit percentages, subject to certain potential reductions. This royalty obligation, on a product-by-product and country-by-country basis, shall terminate and become fully paid-up upon the later of the date on which the last valid claim included in the licensed patents expires and ten years after the first commercial sale of the product in such country.

The Company agreed to use commercially reasonable efforts to develop and commercialize licensed products, including meeting defined development milestones by certain specified dates.

The Company may terminate the agreement at any time for any reason with at least 60 days’ written notice to Crystal. Either party may terminate the agreement if the other party enters into a bankruptcy event or in the event of material breach of the agreement (that remains uncured for 60 days after the date that it is provided with written notice of such breach). The Company’s obligations to pay royalties and milestone payments which accrued pre-termination or accrue post-termination will survive any termination.